UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 10 , 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $189,599 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      360     6667 SH       Sole                                       6667
Apple Computer                 COM              037833100     1756     8331 SH       Sole                                       8331
Automatic Data Processing Inc  COM              053015103     5652   131988 SH       Sole                                     131988
Canon Inc. ADR                 COM              138006309     6637   156832 SH       Sole                                     156832
Cisco Systems                  COM              17275R102     3316   138528 SH       Sole                                     138528
Coca Cola Co Com               COM              191216100     6996   122729 SH       Sole                                     122729
Donaldson Inc                  COM              257651109     9082   213484 SH       Sole                                     213484
Dover Corp                     COM              260003108     5807   139569 SH       Sole                                     139569
Echelon                        COM              27874n105      875    75680 SH       Sole                                      75680
Ecolab Inc                     COM              278865100     5025   112723 SH       Sole                                     112723
Emerson Electric Co            COM              291011104     6212   145821 SH       Sole                                     145821
Exxon Mobil Corp     Com       COM              30231g102     3002    44020 SH       Sole                                      44020
FedEx Corp                     COM              31428x106     5294    63441 SH       Sole                                      63441
Home Depot Inc                 COM              437076102     5133   177434 SH       Sole                                     177434
Illinois Tool Works            COM              452308109     6680   139195 SH       Sole                                     139195
Intel Corp                     COM              458140100     3096   151771 SH       Sole                                     151771
Johnson & Johnson              COM              478160104     7062   109648 SH       Sole                                     109648
Luminex Corp Com               COM              55027E102      803    53753 SH       Sole                                      53753
Microsoft Corp                 COM              594918104     5083   166751 SH       Sole                                     166751
Molex Inc.                     COM              608554101     5238   243067 SH       Sole                                     243067
National Instr Corp            COM              636518102     3082   104662 SH       Sole                                     104662
Nokia                          COM              654902204     1948   151592 SH       Sole                                     151592
Nordson Corp                   COM              655663102     7711   126045 SH       Sole                                     126045
Novartis ADR                   COM              66987V109     5858   107617 SH       Sole                                     107617
Paccar                         COM              693718108     2870    79120 SH       Sole                                      79120
PepsiCo Inc                    COM              713448108     5052    83098 SH       Sole                                      83098
Permian Basin Rty Tr Unit Ben  COM              714236106      963    66666 SH       Sole                                      66666
Procter & Gamble               COM              742718109     8545   140931 SH       Sole                                     140931
Sabine Royalty Trust UBI       COM              785688102     5055   123332 SH       Sole                                     123332
San Juan Basin Royalty Trust   COM              798241105    17505  1015368 SH       Sole                                    1015368
Schlumberger Ltd               COM              806857108     7117   109346 SH       Sole                                     109346
Sigma Aldrich                  COM              826552101     7321   144834 SH       Sole                                     144834
Sysco Corp                     COM              871829107     5305   189888 SH       Sole                                     189888
Telefonica de Espana           COM              879382208     1135    13593 SH       Sole                                      13593
United Parcel Svc Cl B         COM              911312106     4614    80418 SH       Sole                                      80418
W.W. Grainger                  COM              384802104     7516    77624 SH       Sole                                      77624
Wal-Mart Stores                COM              931142103     4892    91534 SH       Sole                                      91534
REPORT SUMMARY		       37 DATA RECORDS		     189599         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

